Capital Lease - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Capital Leased Assets [Line Items]
Capital leases future minimum payments present value at inception	$ 25,000
Property, plant and equipment estimated useful lives, years	15 years
Depreciation	$ 75,745	$ 66,202	$ 50,894
Accumulated depreciation on the capital lease asset	4,200
Capital Leased Asset
Capital Leased Assets [Line Items]
Depreciation	$ 1,700